Taxation - Tax losses (Details) ¥ in Thousands	Dec. 31, 2023 CNY (¥)
Taxation
Total	¥ 507,327
Loss expiring in 2024
Taxation
Total	7,849
Loss expiring in 2025
Taxation
Total	9,979
Loss expiring in 2028 and thereafter
Taxation
Total	448,720
Loss expiring in 2026
Taxation
Total	14,200
Loss expiring in 2027
Taxation
Total	¥ 26,579